Nature of The Business And Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of The Business And Basis of Presentation
1. NATURE OF THE BUSINESS AND BASIS OF PRESENTATION
Nature of Business
Berkshire Grey, Inc. (“Berkshire Grey,” “we,” “us,” “our,” or the “Company”) is a development stage Intelligent Enterprise Robotics (“IER”) company incorporated in 2013. The Company is based in Bedford, MA and has approximately 350 employees.
Berkshire Grey is a robotics and artificial intelligence company delivering automation solutions to global retail,
e-commerce,
and logistics companies. The Company helps customers change the way they do business by combining artificial intelligence and robotics to automate commerce fulfillment. The Company’s solutions automate key fulfilment processes including pick, pack, and sort operations in customer warehouses and fulfillment centers.
On July, 21, 2021 the Company consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated February 23, 2021, by and among the Company, Revolution Acceleration Acquisition Corp. (“RAAC”), and Pickup Merger Corp, a Delaware corporation and a direct, wholly owned subsidiary of RAAC (“Merger Sub”). Pursuant to the Merger Agreement, RAAC amended and restated its second amended and restated certificate of incorporation and its bylaws such that RAAC changed its name to “Berkshire Grey, Inc.”. Refer to Note 1 “
Merger Agreement”
and Note 14 “
Subsequent Events”
for further details.
Basis of Presentation
The unaudited condensed
consolidated financial statements reflect the financial position, results of operations, and cash flows of Berkshire Grey, Inc. The accompanying unaudited condensed consolidated financial statements include those of Berkshire Grey and its subsidiaries, after elimination of all intercompany balances and transactions. The Company prepared the accompanying unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The information included in these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Registration Statement filed by Revolution Acceleration Acquisition Corp. (“RAAC”) on Form
S-4
for the fiscal years ended December 31, 2020 and 2019. The unaudited condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) considered necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods and dates presented. Interim results are not necessarily indicative of results for the full fiscal year or any future periods.
For the Company’s subsidiaries that transact in a functional currency other than the U.S. dollar, assets and liabilities are translated into U.S. dollars at period-end
foreign exchange rates. Revenues and expenses are translated into U.S. dollars at the average foreign exchange rates for the period. Translation adjustments are excluded from the determination of net income and are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ deficit.
Merger Agreement
On February 23, 2021, the Company entered into the Merger Agreement, by and among the Company, RAAC, and Merger Sub, which provides for, among other things, the merger of Merger Sub with and into the Company, with the Company being the surviving corporation of the merger and a direct, wholly owned subsidiary of RAAC as a consequence of the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “RAAC Business Combination”). The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company on February 23, 2021 and by the board of directors of RAAC.
Subject to the terms and conditions of the Merger Agreement, the consideration to be paid in respect of each share of common stock, par value $0.001 per share, of the Company (“Berkshire Grey Common Stock”) issued and outstanding (other than (i) any such shares held in the treasury of the Company and (ii) any shares held by stockholders of the Company who have perfected and not withdrawn a demand for appraisal rights) immediately prior to the effective time of the Merger will be a number of shares of newly issued Class A common stock of RAAC (with each share valued at $10.00), par value $0.0001 per share (“Class A Stock”), equal to (x) $2,250,000,000 divided by (y) the number of shares of Aggregate Fully Diluted Company Stock (as defined in the Merger Agreement). Immediately prior to the closing of the RAAC Business Combination (the “Closing”), all of the outstanding shares of each series of preferred stock, par value $0.001 per share, of the Company (“Berkshire Grey Preferred Stock”) will be converted into shares of Berkshire Grey Common Stock.
At the Closing, each outstanding option to acquire Berkshire Grey Common Stock and each award of restricted Berkshire Grey Common Stock will be converted into the right to receive an option relating to shares of RAAC Class A Stock and an award of restricted shares of RAAC Class A Stock, as applicable, upon substantially the same terms and conditions, including with respect to vesting and termination-related provisions, as existed prior to the Closing, except that the number of shares underlying such option and the exercise price and the number of shares subject to restricted stock awards, in each case, shall be determined as set forth in the Merger Agreement.
Each Company, RAAC and Merger Sub, have made representations, warranties and covenants that are customary for a transaction of this nature. The representations and warranties contained in the Merger Agreement terminate and are of no further force or effect as of the Closing.
The Merger Agreement contains additional covenants of the parties, including, among others, covenants providing for (a) the parties to conduct their respective businesses in the ordinary course through the Closing, subject to certain exceptions, (b) the Company and RAAC to cease discussions regarding alternative transactions, (c) RAAC to prepare with the Company’s cooperation and to file with the SEC a registration statement on Form
S-4
in connection with the registration under the Securities Act of 1933, as amended (the “Securities Act”), of the shares of RAAC Class A Stock issued in the Merger (the “Registration Statement”), (d) RAAC to prepare with the Company’s cooperation and to file with the SEC a proxy statement as part of the Registration Statement soliciting proxies from the Company’s stockholders to vote in favor of approval of the Merger Agreement, the transactions contemplated thereby and certain other matters in connection with the RAAC Business Combination at a RAAC stockholders’ meeting called therefor and (e) the parties providing required notice under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”).
In connection with the Closing, RAAC will amend and restate its second amended and restated certificate of incorporation and its bylaws such that RAAC will (i) change its name to “Berkshire Grey, Inc.” and (ii) have a board of directors initially consisting of up to thirteen (13) directors, with one director nominee designated by RAAC and up to twelve (12) director nominees to be mutually agreed by RAAC and the Company.
The consummation of the transactions contemplated by the Merger Agreement is subject to customary closing conditions for special purpose acquisition companies, including, among others: (a) approval of the Berkshire Grey Business Combination by the company’s stockholders and RAAC’s stockholders, (b) the Registration Statement being deemed effective (c) RAAC having at least $5,000,001 of net tangible assets, (d) the expiration or termination of the waiting period under the HSR Act, (e) the approval for listing on The

Nasdaq Stock Market LLC of the shares of RAAC Class A Stock to be issued in connection with the Merger, and (f) as a condition to the Company’s obligations to consummate the Berkshire Grey Business Combination, the RAAC having at least $200,000,000 in available cash, after taking into account payments required to satisfy RAAC’s stockholder redemptions and the net proceeds from the PIPE Investment (as defined below).
The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing, including (a) by mutual written consent of the parties, (b) by either the Company or RAAC if a final and non-appealable
order has been issued or governmental action that permanently makes consummation of the transactions illegal or otherwise prevents or prohibits the Berkshire Grey Business Combination, (c) by the Company (i) if RAAC’s stockholders do not vote to approve the Berkshire Grey Business Combination at RAAC’s stockholders’ meeting convened for such purpose, (ii) upon a breach by RAAC or Merger Sub that gives rise to a failure of a closing condition that cannot be cured or has not been cured within 30 days’ notice and RAAC continues to use its reasonable best efforts to cure, or (iii) if the Berkshire Grey Business Combination is not consummated by August 23, 2021 (the “Outside Date”), unless the Company is in material breach of the Merger Agreement, and (d) by the RAAC (i) if approval by the Company’s stockholders is not obtained within two business days of the Registration Statement being declared effective by the SEC and delivered or otherwise made available to stockholders, (ii) upon a breach by the Company that gives rise to a failure of a closing condition that cannot be cured or has not been cured within 30 days’ notice and the Company continues its reasonable best efforts to cure, or (iii) if the Berkshire Grey Business Combination is not consummated by the Outside Date, unless RAAC is in material breach of the Merger Agreement.
Subscription Agreements
Concurrently with the execution of the Merger Agreement, RAAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors have committed to purchase an aggregate amount of $165,000,000 in shares of Class A Stock at a purchase price of $10.00 per share, substantially concurrent with, and contingent upon, the Closing (the “PIPE Investment”).
The Subscription Agreements for the PIPE Investors provide for certain registration rights. In particular, RAAC is required to, within 30 calendar days following the Closing, file with the SEC a registration statement registering the resale of the securities issued pursuant to the Subscription Agreements. Additionally, RAAC is required to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day following the filing date thereof and (ii) the 10th business day after the date RAAC is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.
Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in the Subscription Agreements are not satisfied on or prior to the closing of the PIPE Investment and, as a result thereof, the transactions contemplated by such Subscription Agreement fail to occur; and (d) if the consummation of the Berkshire Grey Business Combination has not occurred by the Outside Date.
Liquidity
The Company incurred net losses and negative cash flows from operations for the six months ended June 30, 2021, and historically relied upon financing activities to fund operations. As described in Note 8, as of June 30, 2021 the Company raised approximately $227.3 million, net of issuance costs, from the issuance of preferred stock and warrants. Management believes the capital raised, in combination with the transaction proceeds discussed in Note 14, will be sufficient to fund its current operations, projected working capital requirements, and capital spending for a period beyond the next 12 months.

1. NATURE OF THE BUSINESS AND BASIS OF PRESENTATION
Nature of Business
Berkshire Grey is a development stage robotics company incorporated in Delaware in 2013. The Company is based in Bedford, MA and has approximately 275 employees.
Berkshire Grey is a robotics and artificial intelligence company delivering automation solutions to global retail,
e-commerce,
and logistics companies. The Company helps customers change the way they do business by combining artificial intelligence and robotics to automate commerce fulfillment. The Company’s solutions automate key fulfillment processes including pick, pack, and sort operations in customer warehouses and fulfillment centers.
Basis of Presentation
The consolidated financial statements reflect the financial position, results of operations, and cash flows of Berkshire Grey, Inc. (“Berkshire Grey” or the “Company”). The accompanying consolidated financial statements include those of Berkshire Grey and its subsidiaries, after elimination of all intercompany balances and transactions. The Company prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
For the Company’s subsidiaries that transact in a functional currency other than the U.S. dollar, assets and liabilities are translated into U.S. dollars at period-end
foreign exchange rates. Revenues and expenses are translated into U.S. dollars at the average foreign exchange rates for the period. Translation adjustments are excluded from the determination of net income and are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ deficit.
The Company incurred net losses and negative cash flows from operations for the years ended December 31, 2020 and 2019 and historically relied upon financing activities to fund operations. As described in Note 8, as of December 31, 2020 the Company raised approximately $227.3 million, net of issuance costs, from the issuance of preferred stock and warrants, which management believes will be sufficient to fund its current operations, projected working capital requirements, and capital spending for a period beyond the next 12 months.